Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

June 30, 2021

FRX-X25-QTLY-0821
1.906843.111

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.0%
	Shares	Value
Fidelity Series Total Market Index Fund (a)
(Cost $2,892,815,752)	281,530,503	4,172,282,056

International Equity Funds - 22.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $2,159,421,176)	177,496,727	2,781,373,712

Bond Funds - 33.7%
Fidelity Series Bond Index Fund (a)	357,112,479	3,753,252,157
Fidelity Series Long-Term Treasury Bond Index Fund (a)	45,063,419	377,180,814
TOTAL BOND FUNDS
(Cost $4,098,311,945)		4,130,432,971

Inflation-Protected Bond Funds - 4.4%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $498,071,546)	48,644,792	534,119,820

Short-Term Funds - 5.2%
Fidelity Series Treasury Bill Index Fund (a)
(Cost $640,709,225)	64,056,239	640,562,389
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,289,329,644)		12,258,770,948
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,973)
NET ASSETS - 100%		$12,258,756,975

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$3,348,904,582	$442,838,718	$88,676,636	$12,929,101	$(3,009,305)	$53,194,798	$3,753,252,157
Fidelity Series Global ex U.S. Index Fund	2,501,416,124	268,847,937	127,322,923	--	3,224,173	135,208,401	2,781,373,712
Fidelity Series Inflation-Protected Bond Index Fund	475,210,437	60,633,357	12,683,478	--	57,356	10,902,148	534,119,820
Fidelity Series Long-Term Treasury Bond Index Fund	326,294,743	39,242,098	8,577,118	2,088,279	(2,243,552)	22,464,643	377,180,814
Fidelity Series Total Market Index Fund	3,747,228,265	345,681,718	219,253,398	14,369,760	1,266,571	297,358,900	4,172,282,056
Fidelity Series Treasury Bill Index Fund	557,408,970	97,974,059	14,820,640	102,897	(13,341)	13,341	640,562,389
Total	$10,956,463,121	$1,255,217,887	$471,334,193	$29,490,037	$(718,098)	$519,142,231	$12,258,770,948

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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